-LIABILITIES OF DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2011
-LIABILITIES OF DISCONTINUED OPERATIONS

NOTE L—LIABILITIES OF DISCONTINUED OPERATIONS

In 2009, Management wrote off $17,068 in accounts payable that pertained to amounts owed by WorldTeq Corporation to various vendors. These amounts have been sitting on the books since 2003 and 2004 and no attempt has been made by the vendors to collect these amounts.

Management believes that these amounts were already paid and not written off the books prior to the merger in 2005.

The Income from Discontinued Operations (WorldTeq Corporation) was $0 and $17,068 for the years ended December 31, 2010 and 2009. The Company has closed out and dissolved WorldTeq Corporation as of December 31, 2009.